Other Income and Losses (Tables)	12 Months Ended
Jul. 31, 2022
Other Income And Losses [Abstract]
Schedule of other income and losses
For the year ended	July 31, 2022	July 31, 2021
	$	$
Interest and financing expenses	(20,073)	(32,124)
Interest income	1,651	1,601
Net gain on extinguishment of debt (Note 19)	20,534	-
Finance income (expense), net	2,112	(30,523)

Revaluation of warrant liabilities	44,271	(2,283)
Share of loss from investment in associates and joint ventures	(9,157)	(6,505)
Fair value gain/(loss) on convertible debenture	-	1,260
Fair value (loss)/gain on senior secured convertible note	(45,820)	1,751
Amortization of day 1 loss (Note 19)	(86,974)	(9,229)
Gain on sale of interest in BCI (Note 10)	9,127	-
(Loss)/gain on investments	(716)	1,994
Net gain on loss of control of subsidiary (Note 15)	25,009	-
Foreign exchange gain/(loss)	(666)	9,108
Other income	18,118	4,763
Non-operating income (expense), net	(46,808)	859